Other income	12 Months Ended
Jun. 30, 2022
Other income
Other income

7 Other income

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Tax refund	606	1,279	3,231
Government grants (Note (i))	36,602	46,587	16,663
Income from depositary bank (Note 29)	—	4,274	6,037
	37,208	52,140	25,931

Note:

(i)	Government grants mainly represented unconditional cash awards granted by the local authorities in the PRC. During the year ended June 30, 2022, government grants also included subsidies obtained by the subsidiaries in the U.S. under the Paycheck Protection Program Rule with an aggregated amount of USD1,320,000 (equivalent to RMB8,548,000) as disclosed in Note 26(a)(ii).